Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Fair Value of Financial Instruments
Fair value inputs
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2022	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$4,068,000	$4,068,000	$-	$-
Investment securities	7,768,600	6,796,500	972,100	-

Total	$11,836,600	$10,864,500	$972,100	$-

Liabilities:
Contingent consideration	$117,500	$-	$-	$117,500

	Fair Value at	Fair Value Measurements Using Inputs Considered as
	June 30, 2021	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$9,675,200	$9,675,200	$-	$-
Investment securities	3,744,600	2,920,600	824,000	-

Total	$13,419,800	$12,595,800	$824,000	$-

Liabilities:
Contingent consideration	$160,000	$-	$-	$160,000

	Fair Value at June 30,	Fair Value Measurements Using Inputs Considered as
	2021	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$9,675,200	$9,675,200	$-	$-
Investment securities	3,744,600	2,920,600	824,000	-

Total	$13,419,800	$12,595,800	$824,000	$-

Liabilities:
Contingent consideration	$160,000	$-		$ 160,000
		Fair Value Measurements Using Inputs Considered as
	Fair Value at June 30, 2020	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$7,559,700	$7,559,700	$-	$-
Investment securities	331,800	331,800	-	-

Total	$7,891,500	$7,891,500	$-	$-

Liabilities:
Contingent consideration	$358,000	$-		$ 358,000

Investments in marketable securitites
	Cost	Fair Value	Unrealized Holding Gain (Loss)
At March 31, 2022:
Equity securities	$118,900	$176,900	$58,000
Mutual funds	6,708,300	6,619,600	(88,700)
Debt securities	977,200	972,100	(5,100)
	$7,804,400	7,768,600	(35,800)

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2021:
Equity securities	$102,200	$154,100	$51,900
Mutual funds	2,752,400	2,766,500	14,100
Debt securities	832,700	824,000	(8,700)
	$3,687,300	$3,744,600	$57,300

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2021:

Equity securities	$102,200	$154,100	$51,900
Mutual funds	2,752,400	2,766,500	14,100
Debt securities	832,700	824,000	(8,700)

	$3,687,300	$3,744,600	$57,300
	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2020:

Equity securities	$77,600	$101,900	$24,300
Mutual funds	250,300	229,900	(20,400)

	$327,900	$331,800	$3,900

Analysis of changes in Level 3 financial liabilities
	2021	2020

Beginning balance	$358,000	$618,000
Increase (decrease) in contingent consideration liability	(30,000)	112,600
Payments	(168,000)	(372,600)

Ending balance	$160,000	$358,000